RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Related Party [Line Items]
Disclosure of interests in subsidiaries [text block]
The table below sets forth information about the relationship between the parent company and its subsidiaries

				% Ownership interest			% Ownership interest
			Functional	12-31-2025			12-31-2024
ID N°	Company Name	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
77,630,621-5	Agrícola Ranquillón SpA	Chile	U.S. Dollar	-	98.64296	98.64296	-	98.64273	98.64273
77,630,618-5	Agrícola San Carlos SpA	Chile	U.S. Dollar	-	99.94839	99.94839	-	99.94839	99.94839
77,630,623-1	Agrícola Santa Emilia SpA	Chile	U.S. Dollar	-	99.94839	99.94839	-	99.94839	99.94839
77,630,625-8	Agrícola Santa Isabel SpA (6)	Chile	U.S. Dollar	-	-	-	-	99.94839	99.94839
77,630,626-6	Agrícola Siberia SpA	Chile	U.S. Dollar	-	98.64296	98.64296	-	98.64273	98.64273
78,115,725-2	Altovento SpA. (3)	Chile	Chilean Pesos	-	99.94839	99.94839	-	-	-
-	Arauco Argentina S.A.	Argentina	U.S. Dollar	9.97070	90.00940	99.98010	9.97070	90.00940	99.98010
-	Arauco Australia Pty Ltd.	Australia	U.S. Dollar	-	99.99898	99.99898	-	99.99898	99.99898
96,547,510-9	Arauco Bioenergía SpA	Chile	U.S. Dollar	98.00000	1.99897	99.99897	98.00000	1.99897	99.99897
-	Arauco Canada Ltd.	Canada	Canadian Dollar	-	99.99911	99.99911	-	99.99911	99.99911
-	Arauco Celulose do Brasil S.A.	Brazil	Brazilian Real	-	99.99899	99.99899	-	99.99902	99.99902
-	Arauco Colombia S.A.	Colombia	U.S. Dollar	1.47783	98.52042	99.99825	1.47783	98.52042	99.99825
-	Arauco do Brasil S.A.	Brazil	Brazilian Real	1.06807	98.93105	99.99912	1.06807	98.93105	99.99912
-	Arauco Empreendimentos Florestais MS Ltda. (4)	Brazil	Brazilian Real	-	99.99907	99.99907	-	-	-
-	Arauco Europe Cooperatief U.A.	The Netherlands	U.S. Dollar	0.25001	99.74897	99.99898	0.25003	99.74895	99.99898
-	Arauco Industria de México, S.A.de C.V.	Mexico	Mexican pesos	-	99.99910	99.99910	-	99.99910	99.99910
-	Arauco Industria de Paineis S.A.	Brazil	Brazilian Real	-	99.99912	99.99912	-	99.99912	99.99912
-	Arauco Middle East DMCC.	United Arab Emirates	U.S. Dollar	-	99.99898	99.99898	-	99.99898	99.99898
-	Arauco North America, Inc.	United States	U.S. Dollar	0.00010	99.99901	99.99911	0.00010	99.99901	99.99911
-	Arauco MS Participações S.A.	Brazil	Brazilian Real	8.52667	91.47240	99.99907	8.52667	91.47240	99.99907
-	Arauco Participações Florestais Ltda.	Brazil	Brazilian Real	-	99.99907	99.99907	-	99.99907	99.99907
-	Arauco Perú S.A.	Peru	U.S. Dollar	0.00126	99.99772	99.99898	0.00126	99.99772	99.99898
-	Arauco Porto Brasil S.A. (3)	Brazil	U.S. Dollar	-	99.99807	99.99807	-	-	-
-	Arauco Pulp Limited. (5)	United Kingdom	U.S. Dollar	-	-	-	-	99.99898	99.99898
-	Arauco Ventures Limited.	United Kingdom	U.S. Dollar	-	99.99898	99.99898	-	99.99898	99.99898
-	Arauco Wood (China) Company Limited.	China	U.S. Dollar	-	99.99898	99.99898	-	99.99898	99.99898
-	Arauco Wood Limited.	United Kingdom	U.S. Dollar	12.63126	87.36785	99.99911	12.63126	87.36785	99.99911
-	Araucomex S.A. de C.V.	Mexico	U.S. Dollar	0.00050	99.99861	99.99911	0.00050	99.99861	99.99911
-	Araucomex Servicios, S.A. de C.V.	Mexico	Mexican pesos	0.33333	99.66578	99.99911	0.33333	99.66578	99.99911
96,657,900-5	Consorcio Protección Fitosanitaria Forestal S.A.	Chile	Chilean Pesos	-	56.83117	56.83117	-	56.83115	56.83115
76,869,577-0	E2E SpA	Chile	Chilean Pesos	1.00000	98.99861	99.99861	1.00000	98.99861	99.99861
85,805,200-9	Forestal Arauco S.A.	Chile	U.S. Dollar	99.94839	-	99.94839	99.94839	-	99.94839
93,838,000-7	Forestal Cholguán S.A.	Chile	U.S. Dollar	-	98.64296	98.64296	-	98.64273	98.64273
96,563,550-5	Inversiones Arauco Internacional Ltda.	Chile	U.S. Dollar	98.01862	1.98036	99.99898	98.01862	1.98036	99.99898
79,990,550-7	Investigaciones Forestales Bioforest SpA	Chile	U.S. Dollar	1.00000	98.94891	99.94891	1.00000	98.94891	99.94891
-	Leasing Forestal S.A.	Argentina	Argentine pesos	-	99.98010	99.98010	-	99.98010	99.98010
76,860,724-9	Lemu Earth SpA	Chile	U.S. Dollar	-	96.36917	96.36917	-	96.36917	96.36917
-	Lemu Global Limited.	United Kingdom	Pound Sterlin	-	96.36917	96.36917	-	96.36917	96.36917
-	Lemu Inc.	United States	U.S. Dollar	-	96.36917	96.36917	-	96.36917	96.36917
-	Maderas Arauco Costa Rica S.A.	Costa Rica	U.S. Dollar	-	99.99898	99.99898	-	99.99898	99.99898
96,510,970-6	Maderas Arauco S.A.	Chile	U.S. Dollar	-	99.99860	99.99860	-	99.99860	99.99860
-	Mahal Empreendimentos e Participações S.A.	Brazil	Brazilian Real	-	99.99907	99.99907	-	99.99907	99.99907
-	Novo Oeste Gestão de Ativos Florestais S.A.	Brazil	Brazilian Real	-	99.99907	99.99907	-	99.99907	99.99907
77,744,968-0	Parque Eólico Girasol SpA. (1)	Chile	Chilean Pesos	-	99.94839	99.94839	-	50.00000	50.00000
77,985,297-0	Parque Eólico El Jazmín SpA. (1)	Chile	Chilean Pesos	-	99.94839	99.94839	-	50.00000	50.00000
78,075,458-3	Parque Eólico El Trébol SpA. (1)	Chile	Chilean Pesos	-	99.94839	99.94839	-	-	-
77,945,814-8	Parque Eólico Hortensias SpA. (1)	Chile	Chilean Pesos	-	99.94839	99.94839	-	50.00000	50.00000
77,869,168-K	Parque Eólico Las Calas SpA. (1)	Chile	Chilean Pesos	-	99.94839	99.94839	-	50.00000	50.00000
77,744,909-5	Parque Eólico Las Dalias SpA. (1)	Chile	Chilean Pesos	-	99.94839	99.94839	-	50.00000	50.00000
77,744,915-K	Parque Eólico Las Fresias SpA. (1)	Chile	Chilean Pesos	-	99.94839	99.94839	-	50.00000	50.00000
77,945,827-K	Parque Eólico Lavanda SpA. (1)	Chile	Chilean Pesos	-	99.94839	99.94839	-	50.00000	50.00000
77,173,565-7	Parque Eólico Los Cardos SpA. (1)	Chile	Chilean Pesos	-	99.94839	99.94839	-	50.00000	50.00000
77,869,171-K	Parque Eólico Tulipanes SpA. (1)	Chile	Chilean Pesos	-	99.94839	99.94839	-	50.00000	50.00000
76,375,371-9	Servicios Aéreos Forestales Ltda.	Chile	U.S. Dollar	14.47369	85.52544	99.99913	14.47369	85.52544	99.99913
96,637,330-K	Servicios Logísticos Arauco SpA	Chile	U.S. Dollar	45.00000	54.99923	99.99923	45.00000	54.99923	99.99923
-	Tecverde S.A. (2)	Brazil	Brazilian Real	-	91.11312	91.11312	-	89.39060	89.39060
-	Woodaffix, LLC.	United States	U.S. Dollar	-	99.99911	99.99911	-	99.99911	99.99911
(1) Companies acquired in April 2025.
(2) Company changed its corporate name from “Tecverde Engenharia S.A.” to “Tecverde S.A.”
(3) Companies founded in June 2025.
(4) Company founded in September 2025.
(5) Company dissolved in September 2025.
(6) Company merged in September 2025.

Disclosure of information about key management personnel [text block]
Key management personnel compensation and redundancy benefits

	January - December
	2025	2024	2023
	ThU.S.$	ThU.S.$	ThU.S.$
Salaries and bonuses	64,611	59,527	76,329
Per diem compensation to members of the Board of Directors	3,037	2,756	2,630
Termination benefits	3,320	2,590	4,647
Total	70,968	64,873	83,606

Disclosure of transactions between related parties [text block]
Related party receivables, current

		Nature of				12-31-2025	12-31-2024
Name of related party	Tax ID No.	relationship	Country	Currency	Maturity	ThU.S.$	ThU.S.$
Forestal Mininco S.A.	91,440,000-7	Common stockholder	Chile	Chilean pesos	-	-	2
Eka Chile S.A.	99,500,140-3	Joint venture	Chile	Chilean pesos	-	-	2,574
Colbún S.A.	96,505,760-9	Common stockholder	Chile	Chilean pesos	-	-	67
Alxar Internacional SpA.	76,879,169-4	Subsidiary of the controlling parent	Chile	Chilean pesos	30 days	42	42
Bioenergías Forestales SpA.	76,188,197-3	Common stockholder	Chile	Chilean pesos	-	-	1
Compañía Puerto de Coronel S.A.	79,895,330-3	Subsidiary of an associate	Chile	U.S. dollar	-	-	5,646
EMOAC SpA.	76,208,888-6	Subsidiary of the controlling parent	Chile	Chilean pesos	30 days	69	15
Agrícola San Gerardo SpA	77,017,167-9	Joint venture	Chile	Chilean pesos	30 days	331	-
Softys Argentina S.A.	-	Common stockholder	Argentina	Argentine pesos	-	-	1,812
TreeCo, Inc.	-	Joint venture	United States	U.S. dollar	30 days	48	-
TOTAL						490	10,159

Related party payables, current

		Nature of				12-31-2025	12-31-2024
Name of related party	Tax ID No.	relationship	Country	Currency	Maturity	ThU.S.$	ThU.S.$
Copec S.A.	99,520,000-7	Subsidiary of the controlling parent	Chile	Chilean pesos	30 days	6,405	6,196
Abastible S.A.	91,806,000-6	Subsidiary of the controlling parent	Chile	Chilean pesos	30 days	170	342
Eka Chile S.A.	99,500,140-3	Joint venture	Chile	Chilean pesos	30 days	2,209	-
Fundación Educacional Arauco	71,625,000-8	Parent company is founder and contributor	Chile	Chilean pesos	30 days	53	526
Portaluppi, Guzmán y Bezanilla Asesorías Ltda.	78,096,080-9	Common director of controlling parent	Chile	Chilean pesos	-	-	14
Empresa Nacional de Telecomunicaciones S.A.	92,580,000-7	Common stockholder	Chile	Chilean pesos	-	-	2
Compañía Puerto de Coronel S.A.	79,895,330-3	Subsidiary of an associate	Chile	U.S. dollar	30 days	253	250
Vía Limpia SpA.	79,874,200-0	Subsidiary of the controlling parent	Chile	Chilean pesos	30 days	39	-
Copec Aviation S.A.	96,942,120-8	Joint venture of controlling parent	Chile	Chilean pesos	-	-	4
Falcão MS SPE S.A.	-	Associate	Brazil	Brazilian real	-	-	3,007
Megacentro San Pedro S.A.	76,390,430-K	Common stockholder	Chile	Chilean pesos	30 days	2	-
Agrícola Fresno SpA	77,470,229-6	Joint venture	Chile	U.S. dollar	30 days	306	176
Entel PCS Telecomunicaciones S.A.	96,806,980-2	Common stockholder	Chile	Chilean pesos	-	-	46
TOTAL						9,437	10,563

Related party payables, non-current

		Nature of				12-31-2025	12-31-2024
Name of related party	Tax ID No.	relationship	Country	Currency	Maturity	ThU.S.$	ThU.S.$
Agrícola Fresno SpA.	77,470,229-6	Joint venture	Chile	U.S. dollar	12-31-2054	8,716	4,971
Agrícola Fresno SpA.	77,470,229-6	Joint venture	Chile	U.S. dollar	12-31-2027	3,875	7,581
TreeCo, Inc.	-	Joint venture	United States	U.S. dollar	Annual	11,333	13,655
TOTAL						23,924	26,207

Disclosure of related party transactions related to purchases and sales [text block]
Related party transactions

Purchases and other transactions

		Nature of			Transaction	12-31-2025	12-31-2024	12-31-2023
Name of related party	Tax ID No.	relationship	Country	Currency	descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Abastible S.A.	91,806,000-6	Subsidiary of the controlling parent	Chile	Chilean pesos	Fuel	4,741	4,007	4,033
Copec S.A.	99,520,000-7	Subsidiary of the controlling parent	Chile	Chilean pesos	Fuel and other	103,241	116,465	168,859
Compañía Puerto de Coronel S.A.	79,895,330-3	Subsidiary of an associate	Chile	Chilean pesos	Transport, stowage and port services	4,163	9,962	17,008
EKA Chile S.A.	99,500,140-3	Joint venture	Chile	Chilean pesos	Sodium chlorate	51,145	47,046	50,815
Portaluppi, Guzman y Bezanilla Abogados Ltda.	78,096,080-9	Common director of controlling parent	Chile	Chilean pesos	Legal services	-	617	1,065
Entel PCS Telecomunicaciones S.A.	96,806,980-2	Common stockholder	Chile	Chilean pesos	Telephone services	-	656	922
Colbún S.A.	96,505,760-9	Common stockholder	Chile	Chilean pesos	Electrical Power	-	422	1.187
Bionergías Forestales SpA.	76,188,197-3	Common stockholder	Chile	Chilean pesos	Electrical Power	-	43	202
Megacentro San Pedro S.A.	76,390,430-K	Common stockholder	Chile	Chilean pesos	Lease of warehouses and parking spaces	350	-	-
Woodtech S.A.	76,724,000-7	Associate of controlling parent	Chile	Chilean pesos	Wood volumen measurement services	820	747	1.283
Servicios Corporativos Sercor S.A.	96,925,430-1	Associate	Chile	Chilean pesos	Other purchases	207	215	215
Vía Limpia SPA	79,874,200-0	Subsidiary of the controlling parent	Chile	Chilean pesos	Waste management service and other purchases	481	336	280

Sales and other transactions

		Nature of			Transaction	12-31-2025	12-31-2024	12-31-2023
Name of related party	Tax ID No.	relationship	Country	Currency	Descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Abastible S.A.	91,806,000-6	Subsidiary of the controlling parent	Chile	Chilean pesos	Electrical power and others	269	124	118
Copec S.A.	99,520,000-7	Subsidiary of the controlling parent	Chile	Chilean pesos	Wood	219	73	-
Colbún S.A.	96,505,760-9	Common stockholder	Chile	Chilean pesos	Electrical power and others	-	841	430
EKA Chile S.A.	99,500,140-3	Joint venture	Chile	Chilean pesos	Electrical power	27,225	23,420	23,162
Fundación Educacional Arauco	71,625,000-8	Parent company is founder and contributor	Chile	Chilean pesos	IT and administrative services	238	196	226
Entel PCS Telecomunicaciones S.A.	96,806,980-2	Common stockholder	Chile	Chilean pesos	Leasings	-	469	405
Cartulinas CMPC S.A.	96,731,890-6	Common stockholder	Chile	Chilean pesos	Pulp	-	-	222
Softys Chile SpA.	96,529,310-8	Common stockholder	Chile	Chilean pesos	Pulp	-	-	782
Forestal Mininco SpA.	91,440,000-7	Common stockholder	Chile	Chilean pesos	Pest control service and other sales	-	175	441
Compañía Puerto de Coronel S.A.	79,895,330-3	Subsidiary of an associate	Chile	Chilean pesos	Other sales	130	241	294
EMOAC SpA	76,208,888-6	Subsidiary of the controlling parent	Chile	Chilean pesos	Electrical Power	1,790	800	2,125
Softys Argentina S.A.	-	Common stockholder	Argentina	Argentine pesos	Pulp	-	10,242	15,534

Disclosure of related party transactions related to other transactions
Other transactions (loans granted and capital contributions)

		Nature of			Transaction	12-31-2025	12-31-2024	12-31-2023
Name of related party	Tax ID No.	relationship	Country	Currency	descriptions	ThU.S.$	ThU.S.$	ThU.S. $
Falcão MS SPE S.A.	-	Associate	Brazil	Brazilian real	Capital contribution	42,113	11,395	23,553
Agrícola Fresno SpA	77,470,229-6	Joint venture	Chile	U.S. dollar	Capital contribution	18,812	12,066	1,509
Parque Eólico Ovejera Sur SpA.	76,839,949-2	Joint venture	Chile	Chilean pesos	Capital contribution	234	296	222
Sonae S.A.	-	Joint venture	Portugal	Euros	Capital contribution	-	26,240	-
TreeCo, Inc.	-	Joint venture	United States	U.S. dollar	Issuance of new shares	-	-	15,400
TreeCo, Inc.	-	Joint venture	United States	U.S. dollar	Capital contribution	-	-	9,230
TreeCo, Inc.	-	Joint venture	United States	U.S. dollar	Borrowing capitalization	-	-	1,770
E2E SpA.	76,879,577-0	Joint venture (*)	Chile	Chilean pesos	Capital contribution	-	-	5,254
Compañía Puerto de Coronel S.A.	79,895,330-3	Subsidiary of an associate	Chile	Chilean pesos	Capital contribution	5,745	-	-
Compañía Puerto de Coronel S.A.	79,895,330-3	Subsidiary of an associate	Chile	Chilean pesos	Borrowing	101	5,643	-
Tecverde S.A.	-	Subsidiary of a joint venture (*)	Brazil	U.S. dollar	Borrowing	-	-	2,668
E2E SpA.	76,879,577-0	Joint venture (*)	Chile	Chilean pesos	Borrowing	-	-	537
(*) In March 2023, Arauco acquired the remaining 50% of share in E2E SpA., gaining control of the company and indirectly over Tecverde S.A., which is E2E SpA. subsidiary.

Related parties [member]
Disclosure Of Related Party [Line Items]
Disclosure of joint operations [text block]
The companies in the table below are classified as joint operations in accordance with IFRS 11. The assets, liabilities, income and expenses are recorded in relation to the Company’s ownership percentage as specified in the contractual arrangement.

Company Name	Country	Functional currency
Celulosa y Energía Punta Pereira S.A.	Uruguay	U.S. dollar
El Esparragal Asociación Agraria de R.L.	Uruguay	U.S. dollar
Eufores S.A.	Uruguay	U.S. dollar
Forestal Cono Sur S.A.	Uruguay	U.S. dollar
Ongar S.A.	Uruguay	U.S. dollar
Stora Enso Uruguay S.A.	Uruguay	U.S. dollar
Terminal Logística e Industrial M’Bopicuá S.A.	Uruguay	U.S. dollar
Zona Franca Punta Pereira S.A.	Uruguay	U.S. dollar